Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Feb. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.00001
Common stock, par share	$ 0.00001				$ 0.00001	$ 0.00001
Common stock, shares authorized	7,450,000,000		7,450,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	919,911,833				974,177,443	0
Common stock, shares outstanding	919,911,833				974,177,443	0
Tickeri Inc [Member]
Common stock, par share		$ 0.00001			$ 0.00001
Common stock, shares authorized		10,000,000			10,000,000
Common stock, shares issued		8,500,000			8,500,000
Common stock, shares outstanding		8,500,000			8,500,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	7,000,000				7,000,000	7,000,000
Preferred stock, par value	$ 0.00001				$ 0.00001	$ 0.00001
Preferred stock, shares issued	7,000,000				7,000,000	0
Preferred stock, shares outstanding	7,000,000				7,000,000	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	900,000				900,000	900,000
Preferred stock, par value	$ 0.00001				$ 0.00001	$ 0.00001
Preferred stock, shares issued	552,913				0	0
Preferred stock, shares outstanding	552,913				0	0
Series C Preferred Stock [Member]
Preferred stock, shares authorized	150,000				150,000
Preferred stock, par value	$ 0.00001				$ 0.00001	$ 0.00001
Preferred stock, shares issued	0				0	0
Preferred stock, shares outstanding	0				0	0